License, Research and Collaboration Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
License Research and Collaboration Agreements [Abstract]
License, Research and Collaboration Agreements

10. License, Research and Collaboration Agreements

Collaboration Agreements

Adimab Agreement

The Company entered into a collaboration agreement with Adimab, LLC on October 16, 2014. As of June 30, 2020, future milestone payments in connection with this agreement amounted to $2.0 million. The agreement also includes provisions for payment of royalties at rates ranging in the single digits as a percentage of future net sales within a specified term from the first commercial sale. The Company recorded no research and development during the three months ended June 30, 2020 and 2019, respectively, and $0 million and $0.5 million during six months ended June 30, 2020 and 2019, respectively.

Other License and Research Agreements

The Company has entered into several license agreements with various academic and healthcare institutions to in-license certain intellectual property rights and know-how relevant to its programs. As part of the consideration related to these license agreements, the Company made cash payments of $21 thousand and $0.1 million during the three and six months ended June 30, 2020, respectively.

The Company recorded research and development expense of $58 thousand and $0.1 million during the three months ended June 30, 2020 and 2019, respectively, and $0.2 million and $0.3 million during the six months ended June 30, 2020 and 2019, respectively. In addition, the Company also committed to make certain clinical and regulatory milestone payments in the aggregate of $0.5 million associated with the in-licensed technology.

10. License, Research and Collaboration Agreements

License Agreements

Horizon Agreements

The Company entered into a license agreement on October 14, 2016 (the “Horizon Agreement”) with Horizon Discovery Ltd. (“Horizon”), which agreement pertains to a gene-edited cell line and expression vector. Under the terms of the Horizon Agreement, the Company paid a one-time only, upfront fee of £0.5 million (approximately $0.5 million) upon execution of the agreement in October 2016. The Company may terminate the Horizon Agreement without cause at any time upon 30 days prior written notice to Horizon.

In February 2018 the Company entered two license agreements (the “Horizon SSI License Agreement” and the “Horizon Transposase License Agreement”) with Horizon, collectively referred to as the Horizon License Agreements. The Horizon SSI License Agreement pertains to certain single site integration technology and the Horizon Transposase License Agreement pertains to certain transposase technology. In June 2019, the Company exercised its’ right to terminate both agreements and no additional payments were made or are due.

The Company accounted for the acquisition of technology as an asset acquisition because it did not meet the definition of a business. The Company recorded the upfront payment as research and development expense in the consolidated statement of operations and comprehensive loss because the acquired technology represented in-process research and development and had no alternative future use. The Company recorded research and development expense of $0 and $0.3 million in connection with the Horizon SSI License Agreement during the years ended December 31, 2019 and 2018, respectively, and recorded research and development expense of $0 and $0.3 million in connection with the Horizon Transposase License Agreement during the years ended December 31, 2019 and 2018, respectively.

Collaboration Agreements

Adimab Agreement

The Company entered into a collaboration agreement with Adimab, LLC on October 16, 2014 which was subsequently amended on December 6, 2014 and February 11, 2015. As of December 31, 2019, future milestone payments in connection with this agreement amounted to $3.5 million. The agreement also includes provisions for payment of royalties at rates ranging in the single digits as a percentage of future net sales within a specified term from the first commercial sale. The Company recorded research and development expense of $1.5 million and $0 in connection with this agreement during the years ended December 31, 2019 and 2018, respectively.

Other License and Research Agreements

During 2019 and 2018, the Company entered into several license agreements with various academic and health care institutions to in-license certain intellectual property rights and know-how relevant to its programs. As part of the consideration related to these license agreements, the Company made cash payments of $0.8 million and $0.6 million during the years ended December 31, 2019 and 2018, respectively. The Company recorded $0.8 million and $0.4 million to research and development expense during the years ended December 31, 2019 and 2018, respectively. In addition, the Company also committed to make certain clinical and regulatory milestone payments in the aggregate of $0.5 million associated with the in-licensed technology.